Commitments And Contingencies	9 Months Ended	12 Months Ended
	Sep. 24, 2011	Dec. 25, 2010
Commitments And Contingencies [Abstract]
Commitments And Contingencies

(13) Commitments and Contingencies

(a) Lease Commitments

The Company is party to various leases for property, including land and buildings, leased automobiles, and office equipment under non-cancelable operating and capital lease arrangements.

(b) Guarantees

The Company has established agreements with certain financial institutions whereby the Company's franchisees can obtain financing with terms of approximately five to ten years for various business purposes. Substantially all loan proceeds are used by the franchisees to finance store improvements, new store development, new central production locations, equipment purchases, related business acquisition costs, working capital, and other costs. In limited instances, the Company guarantees a portion of the payments and commitments of the franchisees, which is collateralized by the store equipment owned by the franchisee. Under the terms of the agreements, in the event that all outstanding borrowings come due simultaneously, the Company would be contingently liable for $7.1 million at September 24, 2011. At September 24, 2011, there were no amounts under such guarantees that were due. The fair value of the guarantee liability and corresponding asset recorded on the consolidated balance sheets was $840 thousand and $1.0 million, respectively, at September 24, 2011 and $1.0 million and $1.5 million, respectively, at December 25, 2010. The Company assesses the risk of performing under these guarantees for each franchisee relationship on a quarterly basis. As of September 24, 2011 and December 25, 2010, the Company had recorded reserves for such guarantees of $191 thousand and $1.2 million, respectively.

The Company has entered into a third-party guarantee with a distribution facility of franchisee products that ensures franchisees will purchase a certain volume of product over a ten-year period. As product is purchased by the Company's franchisees over the term of the agreement, the amount of the guarantee is reduced. As of September 24, 2011, the Company was contingently liable for $8.0 million, under this guarantee. Based on current internal forecasts, the Company believes the franchisees will achieve the required volume of purchases, and therefore, the Company would not be required to make payments under this agreement. Additionally, the Company has various supply chain contracts that provide for purchase commitments or exclusivity, the majority of which result in the Company being contingently liable upon early termination of the agreement or engaging with another supplier. Based on prior history and the Company's ability to extend contract terms, we have not recorded any liabilities related to these commitments. As of September 24, 2011, we were contingently liable under such supply chain agreements for approximately $28.9 million.

As a result of assigning our interest in obligations under property leases as a condition of the refranchising of certain restaurants and the guarantee of certain other leases, we are contingently liable on certain lease agreements. These leases have varying terms, the latest of which expires in 2024. As of September 24, 2011, the potential amount of undiscounted payments the Company could be required to make in the event of nonpayment by the primary lessee was $9.8 million. Our franchisees are the primary lessees under the majority of these leases. The Company generally has cross-default provisions with these franchisees that would put them in default of their franchise agreement in the event of nonpayment under the lease. We believe these cross-default provisions significantly reduce the risk that we will be required to make payments under these leases. Accordingly, we do not believe it is probable that the Company will be required to make payments under such leases, and we have not recorded a liability for such contingent liabilities.

(c) Letters of Credit

At September 24, 2011, the Company had standby letters of credit outstanding for a total of $11.1 million. There were no amounts drawn down on these letters of credit.

(d) Legal Matters

The Company is engaged in several matters of litigation arising in the ordinary course of its business as a franchisor. Such matters include disputes related to compliance with the terms of franchise and development agreements, including claims or threats of claims of breach of contract, negligence, and other alleged violations by the Company. At September 24, 2011 and December 25, 2010, contingent liabilities totaling $4.1 million and $4.2 million, respectively, were included in other current liabilities in the consolidated balance sheets to reflect the Company's estimate of the potential loss which may be incurred in connection with these matters. While the Company intends to vigorously defend its positions against all claims in these lawsuits and disputes, it is reasonably possible that the losses in connection with these matters could increase by up to an additional $8.0 million based on the outcome of ongoing litigation or negotiations.

(15) Commitments and contingencies

(a) Lease commitments

The Company is party to various leases for property, including land and buildings, leased automobiles and office equipment under noncancelable operating and capital lease arrangements (see note 11).

(b) Guarantees

The Company has established agreements with certain financial institutions whereby the Company's franchisees can obtain financing with terms of approximately five to ten years for various business purposes. Substantially all loan proceeds are used by the franchisees to finance store improvements, new store development, new central production locations, equipment purchases, related business acquisition costs, working capital, and other costs. In limited instances, the Company guarantees a portion of the payments and commitments of the franchisees, which is collateralized by the store equipment owned by the franchisee. Under the terms of the agreements, in the event that all outstanding borrowings come due simultaneously, the Company would be contingently liable for $7.7 million and $8.8 million at December 25, 2010 and December 26, 2009, respectively. At December 25, 2010 and December 26, 2009, there were no amounts under such guarantees that were due. The fair value of the guarantee liability and corresponding asset recorded on the consolidated balance sheets was $1.0 million and $1.5 million, respectively, at December 25, 2010 and $1.5 million and $2.6 million, respectively, at December 26, 2009. The Company assesses the risk of performing under these guarantees for each franchisee relationship on a quarterly basis. As of December 25, 2010 and December 26, 2009, the Company had recorded reserves for such guarantees of $1.2 million and $790 thousand, respectively.

The Company has entered into a third-party guarantee with a distribution facility of franchisee products that ensures franchisees will purchase a certain volume of product over a ten-year period. As product is purchased by the Company's franchisees over the term of the agreement, the amount of the guarantee is reduced. As of December 25, 2010 and December 26, 2009, the Company was contingently liable for $8.6 million and $9.3 million, respectively, under this guarantee. Based on current internal forecasts, the Company believes the franchisees will achieve the required volume of purchases, and therefore, the Company would not be required to make payments under this agreement. Additionally, the Company has various supply chain contracts that provide for purchase commitments or exclusivity, the majority of which result in the Company being contingently liable upon early termination of the agreement or engaging with another supplier. Based on prior history and the Company's ability to extend contract terms, we have not recorded any liabilities related to these commitments. As of December 25, 2010, we were contingently liable under such supply chain agreements for approximately $16 million.

As a result of assigning our interest in obligations under property leases as a condition of the refranchising of certain restaurants and the guarantee of certain other leases, we are contingently liable on certain lease agreements. These leases have varying terms, the latest of which expires in 2024. As of December 25, 2010 and December 26, 2009, the potential amount of undiscounted payments the Company could be required to make in the event of nonpayment by the primary lessee was $7.2 million and $6.9 million, respectively. Our franchisees are the primary lessees under the majority of these leases. The Company generally has cross-default provisions with these franchisees that would put them in default of their franchise agreement in the event of nonpayment under the lease. We believe these cross-default provisions significantly reduce the risk that we will be required to make payments under these leases. Accordingly, we do not believe it is probable that the Company will be required to make payments under such leases, and we have not recorded a liability for such contingent liabilities.

(c) Letters of credit

At December 25, 2010 and December 26, 2009, the Company had standby letters of credit outstanding for a total of $11.2 million and $34.3 million, respectively. There were no amounts drawn down on these letters of credit.

(d) Legal matters

The Company is engaged in several matters of litigation arising in the ordinary course of its business as a franchisor. Such matters include disputes related to compliance with the terms of franchise and development agreements, including claims or threats of claims of breach of contract, negligence, and other alleged violations by the Company. At December 25, 2010 and December 26, 2009, contingent liabilities totaling $4.2 million and $810 thousand, respectively, were included in other current liabilities in the consolidated balance sheets to reflect the Company's estimate of the potential loss which may be incurred in connection with these matters. While the Company intends to vigorously defend its positions against all claims in these lawsuits and disputes, it is reasonably possible that the losses in connection with these matters could increase by up to an additional $8.0 million based on the outcome of ongoing litigation or negotiations.